Schedule of earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Components
Earning for continuing operations attributable to the equity holders of the Company	$ 312	$ 132	$ 594
Weighted average amount of outstanding shares	1,405	1,572	1,799
Basic and diluted earnings per share from continued operations	$ 0.22	$ 0.08	$ 0.33
(Loss) Earning for discontinued operations attributable to the equity holders of the Company	$ (39)	$ (499)	$ 98
Basic and diluted (loss) earning per share from discontinued operations	$ (0.03)	$ (0.32)	$ 0.05
Earning (Loss) attributable to the equity holders of the Company	$ 273	$ (367)	$ 692
Basic and diluted earnings (losses) per share	$ 0.19	$ (0.23)	$ 0.38